UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter: Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders


Semiannual Report                                 Delaware
                                                  Cash Reserve Fund

                                                  September 30, 2006














                                                  Money market mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Disclosure of Fund expenses .................................................1

> Sector allocation ...........................................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................5

> Statements of changes in net assets .........................................6

> Financial highlights ........................................................7

> Notes to financial statements ..............................................11

> Other Fund information .....................................................13

> About the organization .....................................................15













    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period April 1, 2006 to September 30, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 to September 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        4/1/06 to
                        4/1/06           9/30/06        Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,022.60        0.70%          $3.55
Class B                 1,000.00         1,017.50        1.70%           8.60
Class C                 1,000.00         1,017.50        1.70%           8.60
Consultant Class        1,000.00         1,021.30        0.95%           4.81
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,021.56        0.70%          $3.55
Class B                 1,000.00         1,016.55        1.70%           8.59
Class C                 1,000.00         1,016.55        1.70%           8.59
Consultant Class        1,000.00         1,020.31        0.95%           4.81
________________________________________________________________________________

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation


Delaware Cash Reserve Fund

As of September 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Certificates of Deposit                                                5.96%
________________________________________________________________________________

Discounted Commercial Paper                                           80.30%

Automobiles                                                            4.90%

Banks                                                                 13.49%

Basic Materials                                                        3.18%

Colleges & Universities                                                4.06%

Energy                                                                 4.90%

Financial Services                                                    38.18%

Mortgage Bankers & Brokers                                             7.37%

Sovereigns                                                             4.22%
________________________________________________________________________________

Floating Rate Notes                                                    8.09%
________________________________________________________________________________

Interest Bearing Commercial Paper                                      1.49%
________________________________________________________________________________

Other Medium Term Notes                                                2.13%
________________________________________________________________________________

Variable Rate Demand Notes                                             2.11%
________________________________________________________________________________

Total Market Value of Securities                                     100.08%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.08%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statement of net assets


Delaware Cash Reserve Fund

September 30, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Certificates of Deposit - 5.96%
________________________________________________________________________________

First Tennessee Bank
     5.30% 10/23/06                              $10,000,000        $ 10,000,000
     5.33% 12/11/06                               10,000,000          10,000,000
Nordea Bank Finland 5.62% 5/21/07                  8,000,000           7,984,164
                                                                    ____________

Total Certificates of Deposit
     (cost $27,984,164)                                               27,984,164
                                                                    ____________

________________________________________________________________________________

[ Discounted Commercial Paper - 80.30%
________________________________________________________________________________

Automobiles - 4.90%
     BMW US Capital 5.352% 10/2/06                23,000,000          22,996,582
                                                                    ____________

                                                                      22,996,582
                                                                    ____________

Banks - 13.49%
     Bank of Ireland
          5.307% 12/18/06                         10,750,000          10,627,952
          5.606% 4/10/07                           5,300,000           5,149,014
     DnB NOR ASA 5.277% 10/17/06                   7,375,000           7,357,792
     Skandinaviska Enskilda Banken
          5.337% 11/16/06                         10,250,000          10,181,043
          5.431% 10/17/06                          7,300,000           7,282,610
     UBS Finance 5.352% 10/2/06                   20,360,000          20,356,974
     Westpac Banking
          5.332% 12/14/06                          2,450,000           2,423,510
                                                                    ____________

                                                                      63,378,895
                                                                    ____________

Basic Materials - 3.18%
     BASF
          5.314% 10/24/06                          5,000,000           4,983,165
          5.35% 11/8/06                           10,000,000           9,944,267
                                                                    ____________

                                                                      14,927,432
                                                                    ____________

Colleges & Universities - 4.06%
     University of California
          5.287% 10/11/06                          9,500,000           9,486,146
          5.349% 1/11/07                           9,750,000           9,604,830
                                                                    ____________

                                                                      19,090,976
                                                                    ____________

Energy - 4.90%
     Total Capital 5.352% 10/2/06                 23,000,000          22,996,582
                                                                    ____________

                                                                      22,996,582
                                                                    ____________

Financial Services - 38.18%
   } Amstel Funding 5.332% 10/16/06                4,913,000           4,902,191
   } Aquinas Funding
          5.293% 10/20/06                          7,223,000           7,202,910
          5.533% 1/29/07                          10,325,000          10,139,838
   } Barton Capital 5.332% 11/10/06                7,217,000           7,174,740
   } Beta Finance
          5.322% 10/16/06                         10,000,000           9,978,042
          5.427% 10/10/06                          6,000,000           5,991,945
     CBA Delaware Finance
          5.328% 12/15/06                          5,240,000           5,182,578
          5.573% 1/5/07                           11,350,000          11,185,652
   } Corporate Receivables Funding
          5.286% 10/2/06                          10,000,000           9,998,539
          5.295% 10/27/06                          8,767,000           8,733,695
     Danske Corporation
          5.307% 10/24/06                         10,000,000           9,966,394
   } Fountain Square 5.363% 1/3/07                14,685,000          14,482,927
     Metlife Funding 5.315% 12/6/06               10,000,000           9,903,750
   } Sheffield Receivables
          5.372% 10/2/06                          23,000,000          22,996,570
   } Sigma Finance 5.372% 10/2/06                  8,735,000           8,733,697
   } Starbird Funding 5.334% 12/6/06              10,000,000           9,903,383
   } Three Pillars 5.285% 10/2/06                 22,847,000          22,843,661
                                                                    ____________

                                                                     179,320,512
                                                                    ____________

Mortgage Bankers & Brokers - 7.37%
     Bear Sterns 5.511% 3/1/07                    10,000,000           9,776,017
     Credit Suisse First Boston
          5.342% 11/16/06                         10,000,000           9,932,661
     ING U.S.Funding
          5.269% 11/7/06                          10,000,000           9,947,069
          5.308% 10/31/06                          5,000,000           4,978,105
                                                                    ____________

                                                                      34,633,852
                                                                    ____________

Sovereigns - 4.22%
     Swedish Housing Finance
          5.273% 10/5/06                           3,000,000           2,998,249
          5.314% 1/22/07                           7,000,000           6,885,305
          5.342% 11/16/06                         10,000,000           9,932,661
                                                                    ____________

                                                                      19,816,214
                                                                    ____________

Total Discounted Commercial Paper
     (cost $377,161,045)                                             377,161,045
                                                                    ____________

________________________________________________________________________________

~ Floating Rate Notes - 8.09%
________________________________________________________________________________

ANZ National International
     5.31% 10/5/07                                 5,000,000           5,000,000
Credit Suisse New York
     5.301% 7/26/07                                9,500,000           9,500,000
DnB NOR ASA 5.32% 10/25/07                         9,250,000           9,250,000
Washington Mutual Bank
     5.31% 12/15/06                                5,000,000           5,000,000
     5.38% 6/26/07                                 9,250,000           9,250,000
                                                                    ____________

Total Floating Rate Notes
     (cost $38,000,000)                                               38,000,000
                                                                    ____________

________________________________________________________________________________

Interest Bearing Commercial Paper - 1.49%
________________________________________________________________________________

~ Morgan Stanley 5.34% 11/27/06                    7,000,000           7,000,000
                                                                    ____________

Total Interest Bearing Commercial Paper
     (cost $7,000,000)                                                 7,000,000
                                                                    ____________

________________________________________________________________________________

Other Medium Term Notes - 2.13%
________________________________________________________________________________

Sigma Finance 4.83% 1/30/07                       10,000,000          10,000,000
                                                                    ____________

Total Other Medium Term Notes
     (cost $10,000,000)                                               10,000,000
                                                                    ____________




                                                               (continues)     3

Statement of net assets


Delaware Cash Reserve Fund


                                                  Principal            Market
                                                   Amount              Value
_______________________________________________________________________________

~ Variable Rate Demand Notes - 2.11%
_______________________________________________________________________________

North Texas Higher Education Authority
     Series B 5.33% 12/1/44 (AMBAC)               $8,000,000       $  8,000,000
PCP Investors 5.37% 12/1/24                        1,900,000          1,900,000
                                                                   ____________

Total Variable Rate Demand Notes
     (cost $9,900,000)                                                9,900,000
                                                                   ____________

Total Market Value of Securities - 100.08%
     (cost $470,045,209) !                                          470,045,209

Liabilities Net of Receivables and
     Other Assets - (0.08%)                                            (363,894)
                                                                   ____________

Net Assets Applicable to 470,029,766
     Shares Outstanding - 100.00%                                  $469,681,315
                                                                   ____________

Net Asset Value - Delaware Cash Reserve Fund
     Class A ($431,469,540 / 431,763,639 Shares)                          $1.00
                                                                          _____

Net Asset Value - Delaware Cash Reserve Fund
     Class B ($9,653,243 / 9,677,048 Shares)                              $1.00
                                                                          _____

Net Asset Value - Delaware Cash Reserve Fund
     Class C ($8,936,090 / 8,943,707 Shares)                              $1.00
                                                                          _____

Net Asset Value - Delaware Cash Reserve Fund
     Consultant Class ($19,622,442/19,645,372 Shares)                     $1.00
                                                                          _____

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $470,029,974
Distributions in excess of net investment income                           (633)
Accumulated net realized loss on investments                           (348,026)
                                                                   ____________

Total net assets                                                   $469,681,315
                                                                   ____________




[ The interest rate shown is the effective yield as of the time of purchase.

~ Variable  rate  security.  The interest rate shown is the rate as of September
  30, 2006.

! Also the cost for federal income tax purposes.

} Asset-backed commercial paper.


AMBAC - Insured by the AMBAC Assurance Corporation

See accompanying notes

Statement of operations


Delaware Cash Reserve Fund

Six Months Ended September 30, 2006 (Unaudited)



Investment Income:
     Interest                                                                                                           $12,025,671
                                                                                                                        ___________

Expenses:
     Management fees                                                                                      1,044,494
     Distribution expenses - Class B                                                                         52,951
     Distribution expenses - Class C                                                                         43,661
     Distribution expenses - Consultant Class                                                                28,482
     Dividend and disbursing and transfer agent fees and expenses                                           387,074
     Accounting and administration expenses                                                                  92,844
     Registration fees                                                                                       44,792
     Legal fees                                                                                              38,604
     Trustees' fees and benefits                                                                             25,880
     Audit and tax                                                                                           15,179
     Reports and statements to shareholders                                                                  12,558
     Insurance fees                                                                                           6,771
     Custodian fees                                                                                           6,161
     Consulting fees                                                                                          3,219
     Trustee expenses                                                                                         1,244
     Pricing fees                                                                                             1,058
     Dues and services                                                                                        1,004
     Taxes (other than taxes on income)                                                                         106
     Other                                                                                                       51       1,806,133
                                                                                                          _________

     Less expenses absorbed or waived                                                                                       (49,178)
     Less waived distribution expenses - Consultant Class                                                                    (4,747)
     Less expense paid indirectly                                                                                              (165)
                                                                                                                        ___________

Total operating expenses                                                                                                  1,752,043
                                                                                                                        ___________


Net Investment Income                                                                                                    10,273,628
                                                                                                                        ___________


Net Increase in Net Assets Resulting from Operations                                                                    $10,273,628
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets


Delaware Cash Reserve Fund




                                                                                                       Six Months
                                                                                                         Ended            Year
                                                                                                        9/30/06           Ended
                                                                                                       (Unaudited)       3/31/06

Increase in Net Assets from Operations:

     Net investment income                                                                           $  10,273,628    $  14,062,366
     Net realized gain on investments                                                                            -              750
                                                                                                     _____________    _____________

     Net increase in net assets resulting from operations                                               10,273,628       14,063,116
                                                                                                     _____________    _____________

Dividends to Shareholders from:

     Net investment income:
          Class A                                                                                       (9,536,723)     (13,061,424)
          Class B                                                                                         (183,976)        (311,897)
          Class C                                                                                         (152,812)        (159,022)
          Consultant Class                                                                                (400,750)        (530,023)
                                                                                                     _____________    _____________

                                                                                                       (10,274,261)     (14,062,366)
                                                                                                     _____________    _____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                      279,611,301      526,009,821
          Class B                                                                                        5,905,338        6,963,595
          Class C                                                                                        7,229,803        8,962,766
          Consultant Class                                                                               4,706,153        9,334,530

     Net asset value of shares issued upon reinvestment of dividends:
          Class A                                                                                        9,141,674       12,494,548
          Class B                                                                                          162,644          270,548
          Class C                                                                                          139,538          146,630
          Consultant Class                                                                                 391,138          512,295
                                                                                                     _____________    _____________

                                                                                                       307,287,589      564,694,733
                                                                                                     _____________    _____________

     Cost of shares repurchased:
          Class A                                                                                     (257,730,877)    (574,611,940)
          Class B                                                                                       (6,221,929)     (15,180,969)
          Class C                                                                                       (3,785,554)     (13,490,077)
          Consultant Class                                                                              (4,290,709)     (10,862,243)
                                                                                                     _____________    _____________

                                                                                                      (272,029,069)    (614,145,229)
                                                                                                     _____________    _____________

Increase (Decrease) in net assets derived from capital share transactions                               35,258,520      (49,450,496)
                                                                                                     _____________    _____________

Net Increase (Decrease) in Net Assets                                                                   35,257,887      (49,449,746)

Net Assets:

     Beginning of period                                                                               434,423,428      483,873,174
                                                                                                     _____________    _____________

     End of period (Including distributions in excess of net investment income of $633 and $0,
     respectively)                                                                                   $ 469,681,315    $ 434,423,428
                                                                                                     _____________    _____________


See accompanying notes

Financial highlights


Delaware Cash Reserve Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                          $1.000       $1.000      $1.000      $1.000     $1.000      $1.000

Income from investment operations:

Net investment income                                          0.022        0.031       0.012       0.007      0.009       0.026
                                                              ______       ______      ______      ______     ______      ______

Total from investment operations                               0.022        0.031       0.012       0.007      0.009       0.026
                                                              ______       ______      ______      ______     ______      ______

Less dividends from:

Net investment income                                         (0.022)      (0.031)     (0.012)     (0.007)    (0.009)     (0.026)
                                                              ______       ______      ______      ______     ______      ______

Total dividends                                               (0.022)      (0.031)     (0.012)     (0.007)    (0.009)     (0.026)
                                                              ______       ______      ______      ______     ______      ______


Net asset value, end of period                                $1.000       $1.000      $1.000      $1.000     $1.000      $1.000
                                                              ______       ______      ______      ______     ______      ______


Total return (2)                                               2.26%        3.11%       1.21%       0.67%      0.92%       2.59%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $431,470     $400,447    $436,552    $485,657   $538,469    $525,032
Ratio of expenses to average net assets                        0.70%        0.70%       0.56%       0.45%      0.76%       0.92%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly   0.73%        0.75%       0.78%       0.93%      0.99%       0.92%
Ratio of net investment income to average net assets           4.48%        3.06%       1.17%       0.67%      0.91%       2.56%
Ratio of net investment income to average net assets
     prior to expense limitation and expense paid indirectly   4.45%        3.01%       0.95%       0.19%      0.68%       2.56%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable.
    Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

                                                               (continues)     7

Financial highlights


Delaware Cash Reserve Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                         Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $1.000      $1.000      $1.000      $1.000     $1.000      $1.000

Income from investment operations:

Net investment income                                           0.017       0.022       0.007       0.001      0.002       0.016
                                                               ______      ______      ______      ______     ______      ______

Total from investment operations                                0.017       0.022       0.007       0.001      0.002       0.016
                                                               ______      ______      ______      ______     ______      ______

Less dividends from:

Net investment income                                          (0.017)     (0.022)     (0.007)     (0.001)    (0.002)     (0.016)
                                                               ______      ______      ______      ______     ______      ______

Total dividends                                                (0.017)     (0.022)     (0.007)     (0.001)    (0.002)     (0.016)
                                                               ______      ______      ______      ______     ______      ______


Net asset value, end of period                                 $1.000      $1.000      $1.000      $1.000     $1.000      $1.000
                                                               ______      ______      ______      ______     ______      ______


Total return (2)                                                1.75%       2.21%       0.70%       0.11%      0.16%       1.57%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $9,653      $9,807     $17,755     $21,783    $37,025     $25,744
Ratio of expenses to average net assets                         1.70%       1.55%       1.06%       1.02%      1.51%       1.92%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly    1.73%       1.75%       1.78%       1.93%      1.99%       1.92%
Ratio of net investment income to average net assets            3.48%       2.21%       0.67%       0.10%      0.16%       1.56%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expense paid indirectly    3.45%       2.01%      (0.05%)     (0.81%)    (0.32%)      1.56%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Cash Reserve Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                         Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $1.000      $1.000      $1.000      $1.000     $1.000      $1.000

Income from investment operations:

Net investment income                                           0.017       0.022       0.007       0.001      0.002       0.016
                                                               ______      ______      ______      ______     ______      ______

Total from investment operations                                0.017       0.022       0.007       0.001      0.002       0.016
                                                               ______      ______      ______      ______     ______      ______

Less dividends from:

Net investment income                                          (0.017)     (0.022)     (0.007)     (0.001)    (0.002)     (0.016)
                                                               ______      ______      ______      ______     ______      ______

Total dividends                                                (0.017)     (0.022)     (0.007)     (0.001)    (0.002)     (0.016)
                                                               ______      ______      ______      ______     ______      ______


Net asset value, end of period                                 $1.000      $1.000      $1.000      $1.000     $1.000      $1.000
                                                               ______      ______      ______      ______     ______      ______


Total return (2)                                                1.75%       2.21%       0.70%       0.11%      0.16%       1.57%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $8,936      $5,353      $9,734     $10,293    $10,424      $7,084
Ratio of expenses to average net assets                         1.70%       1.55%       1.06%       1.02%      1.51%       1.92%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly    1.73%       1.75%       1.78%       1.93%      1.99%       1.92%
Ratio of net investment income to average net assets            3.48%       2.21%       0.67%       0.10%      0.16%       1.56%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expense paid indirectly    3.45%       2.01%      (0.05%)     (0.81%)    (0.32%)      1.56%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                              (continues)     9

Financial highlights


Delaware Cash Reserve Fund Consultant Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                         Year Ended
                                                               Ended      __________________________________________________________
                                                              9/30/06 (1)
                                                            (Unaudited)   3/31/06     3/31/05      3/31/04    3/31/03     3/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $1.000      $1.000      $1.000      $1.000     $1.000      $1.000

Income from investment operations:

Net investment income                                           0.021       0.028       0.010       0.004      0.007       0.023
                                                               ______      ______      ______      ______     ______      ______

Total from investment operations                                0.021       0.028       0.010       0.004      0.007       0.023
                                                               ______      ______      ______      ______     ______      ______

Less dividends from:

Net investment income                                          (0.021)     (0.028)     (0.010)     (0.004)    (0.007)     (0.023)
                                                               ______      ______      ______      ______     ______      ______

Total dividends                                                (0.021)     (0.028)     (0.010)     (0.004)    (0.007)     (0.023)
                                                               ______      ______      ______      ______     ______      ______


Net asset value, end of period                                 $1.000      $1.000      $1.000      $1.000     $1.000      $1.000
                                                               ______      ______      ______      ______     ______      ______


Total return (2)                                                2.13%       2.85%       0.95%       0.42%      0.67%       2.34%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $19,622     $18,816     $19,832     $32,328    $37,030     $34,614
Ratio of expenses to average net assets                         0.95%       0.95%       0.81%       0.70%      1.01%       1.17%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly    1.03%       1.05%       1.08%       1.23%      1.24%       1.17%
Ratio of net investment income to average net assets            4.23%       2.81%       0.92%       0.42%      0.66%       2.31%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expense paid indirectly    4.15%       2.71%       0.65%      (0.11%)     0.43%       2.31%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements


Delaware Cash Reserve Fund

September 30, 2006 (Unaudited)


Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, managment does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund, which can be revoked at any time.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be revoked at any time.


                                                              (continues)     11

Notes to financial statements


Delaware Cash Reserve Fund


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At September 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $167,645
Dividend disbursing, transfer agent, accounting and
     administration fees and other expenses payable to DSC                80,073
Distribution fees payable to DDLP                                         19,848
Other expenses payable to DMC and affiliates*                             37,518

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its' affiliates employees. For the six months ended September 30, 2006, the Fund was charged $10,007 for internal legal and tax services provided by DMC.

For the six months ended September 30, 2006, DDLP received gross contingent deferred sales charge commissions of $20,068 and $796 on redemption of the Fund's Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' Fees and Benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payout for the Fund is $60,573.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended September 30, 2006 and the year ended March 31, 2006 was as follows:

                                                    Six Months      Year
                                                      Ended         Ended
                                                     9/30/06*      3/31/06

Ordinary income                                    $10,274,261   $14,062,366

*Tax information for the six months ended September 30, 2006 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    470,029,974
Distributions in excess of net investment income                        (633)
Capital loss carryforwards                                          (348,026)
                                                                ____________

Net assets                                                      $469,681,315
                                                                ____________

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2011.

4. Capital Shares

Transactions in capital shares were as follows:

                                                    Six Months      Year
                                                      Ended         Ended
                                                     9/30/06       3/31/06
Shares sold:
     Class A                                       279,611,302   526,009,821
     Class B                                         5,905,338     6,963,595
     Class C                                         7,229,803     8,962,766
     Consultant Class                                4,706,152     9,334,530

Shares issued upon reinvestment of dividends:
     Class A                                         9,141,667    12,494,548
     Class B                                           162,634       270,548
     Class C                                           139,520       146,630
     Consultant Class                                  391,134       512,295
                                                   ___________   ___________

                                                   307,287,550   564,694,733
                                                   ___________   ___________

Shares repurchased:
     Class A                                      (257,730,877) (574,611,940)
     Class B                                        (6,221,930)  (15,180,969)
     Class C                                        (3,785,555)  (13,490,183)
     Consultant Class                               (4,290,707)  (10,862,243)
                                                  ____________  ____________

                                                  (272,029,069) (614,145,335)
                                                  ____________  ____________

Net increase (decrease)                             35,258,481   (49,450,602)
                                                  ____________  ____________

For the six months ended September 30, 2006 and the year ended March 31, 2006, 890,034 Class B shares were converted to 890,034 Consultant Class shares valued at $890,034 and 1,931,445 Class B shares were converted to 1,931,445 Consultant Class shares valued at $1,931,445, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. Credit and Market Risks

An Investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Cash Reserve Fund


Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and
Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.


                                                              (continues)     13

Other Fund information


Delaware Cash Reserve Fund


Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

Lipper currently compares the Fund's Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non 12b-1 service fees ("Distribution Expenses"). However, management believes that it would be more appropriate to compare the Fund's Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund's Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund's Consultant Class shares, the Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the third quartile of the Performance Universe. The report further showed that the Fund's total return for the 10 year period was in the fourth quartile. When comparing the Fund's Class A shares, the Lipper report comparison showed that the Fund's total return for the one and five year periods was in the second quartile of the Performance Universe. The report further showed that the Fund's total return for the three and 10 year periods was in the first and third quartiles, respectively. The Board noted that the Fund's performance results were mixed, but when comparing the Fund's Class A shares, performance tended toward above median, which was acceptable.

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Boards' objective. In evaluating the total expenses, the Board considered voluntary fee waivers currently in place and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ration and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1069)                                                        Printed in the USA
SA-008 [9/06] CGI 11/06                                    MF-06-10-393  PO11344

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not  applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Cash Reserve


PATRICK P. COYNE
______________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
______________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  November 29, 2006


RICHARD SALUS
______________________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  November 29, 2006